Cover	Apr. 18, 2025
Cover [Abstract]
Entity Registrant Name	FREEDOM HOLDINGS, INC.
Entity Central Index Key	0001386044
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 18, 2025
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	56-2560951
Entity Address Address Line 1	10524 Independence Ave.
Entity Address City Or Town	Chatsworth
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91311
City Area Code	81
Local Phone Number	357-3155
Entity File Number	000-52952
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	FHLD